TAXES ON INCOME (Tax Benefit (Taxes on Income)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Current	$ 187	$ 172	$ (2)
Prior years			(3)
Tax benefit (taxes on income)	187	172	(5)
Domestic	195	172	(73)
Foreign	$ (8)		$ 68